Stockholders' Equity (Details 10) shares in Thousands	12 Months Ended
	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Class Of Warrant Or Right Number Of Warrants Or Rights Roll Forward
Number of Warrants Outstanding at beginning of period | shares	172	62
Number of warrants issued | shares	51	126
Number Of Warrants Or Rights Exercised | shares
Number Of Warrants Or Rights Expired | shares	(17)	(16)
Number of Warrants Outstanding at end of period | shares	206	172
Number of Warrants Or Rights Exercisable at end of period | shares	206	172
Excercise Price of Warrants Outstanding at beginning of period | $ / shares	$ 36	$ 37
Exercise Price Of Warrants Issued | $ / shares	35	35
Exercise Price Of Warrants Exercised | $ / shares
Exercise Price Of Warrants Expired | $ / shares	29	29
Excercise Price of Warrants Outstanding at end of period | $ / shares	$ 33	$ 36
Exercise Price Of WarrantsExercisable at end of period | $ / shares	33	36